SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Details Narrative) $ / shares in Units, ¥ in Thousands				1 Months Ended													9 Months Ended	12 Months Ended
	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 26, 2024 CNY (¥) shares	Jul. 12, 2021 USD ($) shares	Mar. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022	Jul. 31, 2022 USD ($) shares	Jul. 31, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Integer $ / shares shares	Mar. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Mar. 27, 2024 $ / shares	Aug. 01, 2023 $ / shares	Apr. 04, 2023 USD ($)
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Aggregate purchase amount of convertible preferred shares																$ 165,000,000.0			¥ 163,072
Subscriptions receivable																		$ (3,027,000)		¥ (21,165)	¥ (60,467)
Long term debt | ¥																					¥ 53,900
Dividends paid																		0
Dividends																		$ 0
Percentage of liquidation preference on original preferred share issue price																		150.00%
Trading days | Integer																		5
Adjusted redemption price percentage																		8.00%
Senior convertible preferred shares, value | ¥
Senior Convertible Preferred Shares [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Preferred Stock, Convertible, Down Round Feature, Trigger [true false]				true						true	true	true
Senior convertible preferred shares, value | ¥				¥ 1,781,500		¥ 278,800						¥ 755,600
Common Class A [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Ordinary shares outstanding (in shares) | shares																		64,892,337,575		64,892,337,575	56,354,853,138
Common Class A [Member] | Joy Capital [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Conversion price | $ / shares																													$ 0.0457
Common Class A [Member] | Xin Gao Group Limited [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Conversion price | $ / shares	$ 0.004858																											$ 0.004858
Common Class B [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Ordinary shares outstanding (in shares) | shares																		40,809,861		40,809,861	40,809,861
Senior Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Risk-free interest rate, Minimum																			4.30%
Risk-free interest rate, Maximum																			4.72%
Senior Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Expected volatility, Minimum																			49.72%
Expected volatility, Maximum																			53.69%
Senior Convertible Preferred Stock [Member] | Measurement Input, Expected Dividend Rate [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Dividend yield																			0.00%
Senior Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Expected term (in years)																			3 years 6 months
Senior Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Expected term (in years)																			3 years 10 months 24 days
2021 Subscription Agreement [Member] | Common Class A [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Conversion price | $ / shares																		$ 0.3433
2022 Subscription Agreement [Member] | Common Class A [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Conversion price | $ / shares																		0.14
2021 Subscription Agreement [Member] | Common Class A [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Conversion price | $ / shares																		$ 0.14
Second Closing [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Aggregate purchase amount of convertible preferred shares								$ 50,000,000.0			$ 5,000,000.0		$ 7,500,000	$ 10,000,000.0	$ 27,500,000		$ 50,000,000.0
Number of senior convertible preferred shares issued | shares											14,564,520	14,564,520	21,846,781	29,129,042	80,104,865
Nio Capital and Joy Capital [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Aggregate purchase amount of convertible preferred shares																$ 315,000,000.0
Warrants to purchase shares | shares																240,314,593
Nio Capital and Joy Capital [Member] | First Closing [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Aggregate purchase amount of convertible preferred shares			$ 100,000,000.0
Number of senior convertible preferred shares issued | shares			291,290,416
Nio Capital [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Aggregate purchase amount of convertible preferred shares								8,400,000	$ 9,900,000		$ 71,400		$ 100,000,000.0
Number of senior convertible preferred shares issued | shares													714,285,714
Subscriptions receivable								$ 81,600,000														$ 7,000,000.0	¥ 49,800	$ 7,000,000.0	¥ 49,800	$ 7,000,000.0	¥ 49,800
Long term debt																														$ 61,600,000
Subscriptions receivable remaining																						$ 9,400,000	¥ 60,500	$ 9,400,000	¥ 60,500	$ 9,400,000	¥ 60,500			$ 20,000,000
Subscriptions receivable					$ 2,000,000		$ 1,600,000
Xin Gao Group Ltd [Member]
TemporaryEquityAndWarrantLiabilityLineItems [Line Items]
Aggregate purchase amount of convertible preferred shares	$ 7,000,000.0
Number of senior convertible preferred shares issued | shares	1,440,922,190	1,440,922,190
Conversion price | $ / shares	$ 0.004858
Share based compensation expense	$ 4,000,000.0	¥ 28,700